Expense Example, No Redemption - FidelityGovernmentIncomeFund-AMCIZPRO - FidelityGovernmentIncomeFund-AMCIZPRO - Fidelity Government Income Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Government Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 476
3 Years	639
5 Years	816
10 Years	1,327
Fidelity Advisor Government Income Fund - Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,621
Fidelity Advisor Government Income Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Government Income Fund - Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Government Income Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	121
5 Years	215
10 Years	$ 489